UTILITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 88.5%

SECURITY                                  SHARES             VALUE
--------------------------------------------------------------------------
Broadcasting and Cable -- 0.7%
--------------------------------------------------------------------------
Ovation, Inc.(1)(2)                              285,787     $   3,469,454
--------------------------------------------------------------------------
                                                             $   3,469,454
--------------------------------------------------------------------------
Electric Utilities -- 23.6%
--------------------------------------------------------------------------
Allegheny Energy, Inc.                           150,000     $   4,809,375
Cleco Corp.                                      300,000         9,112,500
DPL, Inc.                                        650,000        11,943,750
DQE, Inc.                                        450,000        18,056,250
DTE Energy Co.                                   103,000         4,120,000
Duke Energy Corp.                                 80,000         4,350,000
Energy East Corp.                                100,000         2,600,000
Illinova Corp.                                    40,000         1,090,000
LG & E Energy Corp.                              200,000         4,200,000
National Grid Group PLC(3)                       800,000         5,567,520
Nisource, Inc.                                   450,000        11,615,625
PacifiCorp                                       100,000         1,837,500
Pinnacle West Capital Corp.                      550,000        22,137,500
PowerGen PLC(3)                                  600,000         6,469,140
Sierra Pacific Resources                         100,000         3,637,500
Unicom Corp.                                     133,000         5,128,813
--------------------------------------------------------------------------
                                                             $ 116,675,473
--------------------------------------------------------------------------
Gas Utilities -- 3.0%
--------------------------------------------------------------------------
CMS Energy Corp., Class G                         35,100     $     824,850
Columbia Energy Group                             50,000         3,134,375
Keyspan Corp.                                     90,000         2,373,750
NICOR, Inc.                                       75,000         2,854,688
Northwestern Corp.                                92,000         2,225,250
Peoples Energy Corp.                              87,000         3,278,813
--------------------------------------------------------------------------
                                                             $  14,691,726
--------------------------------------------------------------------------
REITS -- 1.9%
--------------------------------------------------------------------------
Annaly Mortgage, Inc. 144A                       350,000     $   3,937,500
Security Capital US Realty Trust(2)              300,000         5,700,000
--------------------------------------------------------------------------
                                                             $   9,637,500
--------------------------------------------------------------------------
SECURITY                                  SHARES             VALUE
--------------------------------------------------------------------------

Telephone Utilities -- 59.3%
--------------------------------------------------------------------------
Alltel Corp.                                      70,000     $   5,005,000
Ameritech Corp.                                  310,000        22,785,000
AT&T Corp.                                       123,000         6,864,938
Bell Atlantic Corp.                              275,000        17,978,125
BellSouth Corp.                                   25,000         1,171,875
Cincinnati Bell, Inc.                            310,000         7,730,625
Digital Island, Inc.(2)                          100,000         1,793,750
Energis(2)(3)                                  2,585,397        61,660,166
GTE Corp.                                        350,000        26,512,500
MCI Worldcom, Inc.(2)                            460,000        39,675,000
Omnipoint Corp.                                  575,000        16,639,063
SBC Communications, Inc.                         750,000        43,499,999
Sprint Corp.                                     550,000        29,046,875
US West, Inc.                                     84,000         4,935,000
Vodafone AirTouch PLC ADR                         25,000         4,925,000
Voicestream Wireless Corp.(2)                     75,000         2,132,813
--------------------------------------------------------------------------
                                                             $ 292,355,729
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $277,785,567)                            $ 436,829,882
--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 6.9%

                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
Electric Utilities -- 0.7%
--------------------------------------------------------------------------
National Grid General Purpose                    146,500     $   3,552,625
--------------------------------------------------------------------------
                                                             $   3,552,625
--------------------------------------------------------------------------
Gas Utilities -- 3.0%
--------------------------------------------------------------------------
El Paso Energy Capital Trust                     300,000     $  14,850,000
--------------------------------------------------------------------------
                                                             $  14,850,000
--------------------------------------------------------------------------
Telephone Utilities -- 3.2%
--------------------------------------------------------------------------
Omnipoint Corp.                                  180,000     $   9,831,600
Qwest Trends Trust                               100,000         5,675,000
--------------------------------------------------------------------------
                                                             $  15,506,600
--------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $31,898,133)                             $  33,909,225
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

WARRANTS -- 0.0%


                SECURITY                  SHARES             VALUE
--------------------------------------------------------------------------
REITS -- 0.0%
--------------------------------------------------------------------------
Walden Residential(2)                            340,000     $      78,200
--------------------------------------------------------------------------
                                                             $      78,200
--------------------------------------------------------------------------
Total Warrants
   (identified cost -- $0)                                   $      78,200
--------------------------------------------------------------------------

CONVERTIBLE BONDS -- 3.2%


                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Bell Atlantic Financial, 4.25%, 9/15/05     $      6,000     $   6,172,800
National Grid Co., 4.25%, 2/17/08(3)                 800         1,477,009
NTL, Inc., 7.00%, 12/15/08                         3,500         5,508,300
Ovation, Inc., 9.75%, 2/23/01(1)                   2,500         2,500,000
--------------------------------------------------------------------------
Total Convertible Bonds
   (identified cost $14,181,530)                             $  15,658,109
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)    VALUE
--------------------------------------------------------------------------
Associates Corp., 5.75%, 7/1/99             $      6,167     $   6,167,000
--------------------------------------------------------------------------
Total Commercial Paper
   (amortized cost $6,167,000)                               $   6,167,000
--------------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $330,032,230)                            $ 492,642,416
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%                       $     664,355
--------------------------------------------------------------------------
Net Assets -- 100%                                           $ 493,306,771
--------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)  Non-income producing security.
(3)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $330,032,230)                          $ 492,642,416
Cash                                            451,547
Receivable for investments sold                 246,189
Dividends and interest receivable             1,616,834
Miscellaneous receivable                         15,213
Tax reclaim receivable                           12,389
-------------------------------------------------------
TOTAL ASSETS                              $ 494,984,588
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   1,638,476
Payable to affiliate for Trustees' fees           7,677
Other accrued expenses                           31,664
-------------------------------------------------------
TOTAL LIABILITIES                         $   1,677,817
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 493,306,771
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 330,700,063
Net unrealized appreciation (computed on
   the basis of identified cost)            162,606,708
-------------------------------------------------------
TOTAL                                     $ 493,306,771
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $38,917)                               $  4,475,370
Interest (net of defaulted interest,
   $1,263,834)                                 615,689
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  5,091,059
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,552,119
Trustees fees and expenses                      17,285
Custodian fee                                  130,575
Legal and accounting services                   21,119
Miscellaneous                                    2,611
------------------------------------------------------
TOTAL EXPENSES                            $  1,723,709
------------------------------------------------------

NET INVESTMENT INCOME                     $  3,367,350
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 35,380,480
   Foreign currency transactions               (16,636)
------------------------------------------------------
NET REALIZED GAIN                         $ 35,363,844
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 20,485,808
   Foreign currency                             (5,000)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 20,480,808
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 55,844,652
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 59,212,002
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    3,367,350      $    13,457,660
   Net realized gain                             35,363,844            5,496,806
   Net change in unrealized appreciation
      (depreciation)                             20,480,808           75,228,993
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $   59,212,002      $    94,183,459
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    6,269,400      $    17,840,966
   Withdrawals                                  (31,790,716)         (65,817,239)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $  (25,521,316)     $   (47,976,273)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   33,690,686      $    46,207,186
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $  459,616,085      $   413,408,899
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  493,306,771      $   459,616,085
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               SIX
                                               MONTHS
                                               ENDED
                                               JUNE 30,                           YEAR ENDED DECEMBER 31,
                                               1999          -----------------------------------------------------------------
                                               (UNAUDITED)     1998          1997          1996          1995          1994
------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses                                           0.73%(1)      0.88%         0.75%         0.85%         0.84%         0.85%
Net investment income                              1.42%(1)      3.13%         4.42%         5.94%         4.83%         5.22%
Portfolio turnover                                   33%           78%          169%          166%          103%          107%
-------------------------------------------------------------------------------------------------------------------------
Borrowing Analysis:
------------------------------------------------------------------------------------------------------------------------------
Average daily balance of debt outstanding
   during
   period (000's omitted)                            --      $ 10,594      $    922      $    217      $    232      $  3,137
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $493,307      $459,616      $413,409      $455,067      $521,670      $505,567
------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), (formerly the Total Return Portfolio), is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. During the six months ended June 30, 1999, the Portfolio took a one time charge to interest income in the amount of $1,263,834 representing accrued defaulted income on certain investments. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 E Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

 G Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended June 30, 1999, the fee was equivalent to 0.65% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,552,119. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $146,943,604 and $154,542,134, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 330,032,230
-------------------------------------------------------
Gross unrealized appreciation             $ 166,544,198
Gross unrealized depreciation                (3,934,012)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $ 162,610,186
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1999. At June 30, 1999 the Portfolio did not have a loan outstanding under this agreement.

UTILITIES PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1999 there were no outstanding obligations under these financial instruments.

UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant